Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Contributions Charged to Expense	The Company’s contributions to the plan charged to expense for the years ended December 31 are as follows:

(in thousands)	2012	2011	2010
TSYS Retirement Savings Plan	$13,421	15,951	15,430

Stock Repurchase Plan
Contributions Charged to Expense

The Director Stock Purchase Plan was terminated on November 30, 2011. The Company’s contributions to these plans charged to expense for the years ended December 31 are as follows:

(in thousands)
2012	$1,140
2011	1,177
2010	1,260